Due to Related Parties and Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Notes to Financial Statements
3. Due to Related Parties and Related Party Transactions

During the nine month period ended May 31, 2017, the Company accrued management fees in the amount of $9,600 (2016 - $18,000) to a consultant, Brad Kersch, who is under contract. The outstanding balance of management fees payable was $274 and $76,800 as of May 31, 2017 and August 31, 2016, respectively.

During the nine month period ended May 31, 2017, the Company accrued rent expense in the amount of $0 (2016 - $18,000) to a company with an officer in common. The outstanding balance of rent payable was $Nil and $76,800 as of May 31, 2017 and August 31, 2016, respectively.

On February 24, 2017, the Company settled the accounts payable of $86,400 with Brad Kersch for consulting services, per the Consulting Services Agreement, for 864,264 of Apawthecary Pets USA’s Common Shares at $0.10 per share.

On February 24, 2017, the Company settled an accounts payable of $76,800 to Digital Pilot Inc., with a director in common, for office rental in Los Angeles, per the California Commercial Lease Agreement, for 768,000 of Apawthecary Pets USA’s Common Shares at $0.10 per share.

As of May 31, 2017, related parties of the Company have provided a series of loan, totaling $67,373 (August 31, 2016 - $57,373), for working capital purposes. These amount are unsecured, interest-free and are due on demand.

Yuying Liang has contributed uncompensated financial accounting services to Apawthecary Pets USA .

During the year ended August 31, 2016, the Company accrued management fees in the amount of $36,800 (2015 - $24,000) to a consultant, Brad Kersch, who is under contract. The outstanding balance of management fees payable was $76,800 and $40,274 as of August 31, 2016 and 2015, respectively.

During the year ended August 31, 2016, the Company accrued rent expense in the amount of $36,800 (2015 - $24,000) to a company with an officer in common. The outstanding balance of rent payable was $76,800 and $40,000 as of August 31, 2016 and 2015, respectively.

As at August 31, 2016, related parties of the Company have provided a series of loan, totaling $57,373 (2015 - $36,900), for working capital purposes. These amount are unsecured, interest-free and are due on demand.